Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	As of March 31, 2023	As of December 31, 2022

Loans from related parties (1)	6,210	6,549
(1)	The loans bear 10% annual interest to be paid every quarter, the principal will be repaid in the end of the period.
Balances with related parties:
	As of December 31, 2022	As of December 31, 2021

Other current liabilities	-	72
Loans from related parties (*)	6,549	5,816
(*)	see Note 6

Schedule of Balances with Related Parties	Pursuant to these agreements, the chief executive officer and the chief financial officer will receive the following compensation:
Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$292,000	$108,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-
The Company signed a five-year consulting services agreement with Itiel Kaplan, the CEO, and consulting services agreement with Ilanit Halperin, the CFO. Pursuant to these agreements, the chief executive officer and the chief financial officer will receive the following compensation:
Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$250,000	$50,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-

Schedule of Financial Liabilities Under Certain Loan Agreements	Michael Sabo & Itiel Kaplan at the request of the lenders have personally guaranteed the subsidiaries’ financial liabilities under certain loan agreements as detailed in the table below:
Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Grove Development LLC	Maple Grove	Independent Financial Bank	$3,517,000	Michael Sabo & Itiel Kaplan	100%
Pecan Ranch Development LLC	Pecan Ranch	Plains State Bank	$2,220,000	Michael Sabo	100%
Maple Reserve LLC	Maple Reserve	Waller 381 trust	$10,000,000	Michael Sabo & Itiel Kaplan	100%
Maple View Development LLC	Maple View	Plains State Bank	$2,128,000	Michael Sabo	100%